Schedule I - Condensed Financial Information of Parent, Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash Flows from Operating Activities [Abstract]
Net income (loss)	$ 7,170	$ (12,504)	$ 2,880	$ 5,052	$ (63,831)	$ 22,942	$ 4,677	$ 7,100	$ 2,598	$ (29,112)	$ 22,798
Adjustments to reconcile net income (loss) to net cash flows provided by operating activities:
Equity earnings from unconsolidated subsidiary									(496)	(530)	(1,159)
Deferred income taxes									7,032	(9,197)	4,919
Share-based compensation									0	0	195
Loss on modification and extinguishment of debt									23,309	9,246	17,491
Changes in operating assets and liabilities [Abstract]
Other assets									(2,599)	(1,134)	137
Payable to related parties									(10,126)	(17,163)	(19,407)
Net cash flows provided by operating activities									179,053	152,764	218,546
Cash Flows from Investing Activities [Abstract]
Net cash flows (used in) provided by investing activities									(430,413)	(123,271)	480,537
Cash Flows from Financing Activities [Abstract]
Proceeds from issuance of unsecured borrowings									295,150	0	0
Repayment of unsecured borrowings									(375,000)	0	0
Debt modification and extinguishment costs									(17,396)	(3,153)	(3,623)
Debt issuance costs									(1,464)	(2,552)	(933)
Shares repurchased									(57,286)	(40,257)	(81,432)
Dividends paid									0	0	(41,388)
Dividend equivalents									0	0	(1,054)
Net cash flows provided by (used in) financing activities									95,658	131,747	(724,427)
Cash and cash equivalents at beginning of period				517,964				275,998	517,964	275,998
Cash and cash equivalents at end of period	329,105				517,964				329,105	517,964	275,998
Cash paid during the year for [Abstract]
Taxes									2,155	460	384
Fly Leasing Limited [Member]
Cash Flows from Operating Activities [Abstract]
Net income (loss)									2,598	(29,112)	22,798
Adjustments to reconcile net income (loss) to net cash flows provided by operating activities:
Equity earnings (loss) from subsidiaries									(35,208)	24,385	(17,065)
Equity earnings from unconsolidated subsidiary									(496)	(530)	(1,159)
Deferred income taxes									1,852	(12,139)	(2,276)
Share-based compensation									0	0	195
Amortization of debt discount and other									1,931	1,982	1,982
Loss on modification and extinguishment of debt									19,655	0	0
Changes in operating assets and liabilities [Abstract]
Payable to subsidiaries									6,144	(162,229)	132,843
Other assets									(1,121)	476	1,060
Payable to related parties									(683)	856	(867)
Accrued and other liabilities									(9,478)	12,622	483
Net cash flows provided by operating activities									(14,806)	(163,689)	137,994
Cash Flows from Investing Activities [Abstract]
Distributions received from subsidiaries									0	0	53,500
Capital contributions to unconsolidated subsidiary									0	0	(2,009)
Notes receivable from subsidiaries									(48,335)	(40,172)	(650,083)
Notes payable to subsidiaries									144,718	334,556	505,273
Net cash flows (used in) provided by investing activities									96,383	294,384	(93,319)
Cash Flows from Financing Activities [Abstract]
Proceeds from issuance of unsecured borrowings									295,150	0	0
Repayment of unsecured borrowings									(375,000)	0	0
Debt modification and extinguishment costs									(16,287)	0	0
Debt issuance costs									(917)	0	0
Shares repurchased									(57,286)	(40,257)	(81,432)
Dividends paid									0	0	(41,388)
Dividend equivalents									0	0	(1,054)
Net cash flows provided by (used in) financing activities									(154,340)	(40,257)	(123,874)
Net increase (decrease) in cash and cash equivalents									(72,763)	90,438	(79,199)
Cash and cash equivalents at beginning of period				$ 229,777				$ 139,339	229,777	139,339	218,538
Cash and cash equivalents at end of period	$ 157,014				$ 229,777				157,014	229,777	139,339
Cash paid during the year for [Abstract]
Interest									41,883	46,032	46,723
Taxes									0	0	0
Noncash Investing Activities [Abstract]
Capital contribution to subsidiaries									109,391	207,340	17,246
Distributions from subsidiaries									$ 76,451	$ 55,039	$ 711